Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value framework establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below.
Level 1 - Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
•Quoted prices for similar assets and liabilities in active markets
•Quoted prices for identical or similar assets or liabilities in markets that are not active
•Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.
The following is a description of the valuation methods used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025.
Materion Common Stock: The fair values of these securities are based on observable market quotations for identical assets and are valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds: These investments are publicly traded investment vehicles, which are valued daily at the closing price reported on the active market on which the individual securities are traded.
Money Market Funds: These investments include short-term instruments and cash and are valued based on quoted market prices.
Common/Collective Trust: Common/collective trust funds are maintained by investment companies and hold investments in accordance with a stated set of fund objectives. For common/collective trust funds which are not publicly quoted, the funds are valued using the NAV per fund share as a practical expedient, which is primarily derived from the quoted prices in active markets of the underlying securities, and are not classified within the fair value hierarchy. The common/collective trust funds provide for daily redemptions by the Plan at reported net asset values per share, with no advance notice requirement.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:
Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Materion Common Stock	$19,890,965	$—	$—	$19,890,965
Mutual Funds	168,338,513	—	—	168,338,513
Money Market Funds	31,679,228	—	—	31,679,228
Other investments measured at NAV(1)	—	—	—	274,052,076
Total investments	$219,908,706	$—	$—	$493,960,782

Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Materion Common Stock	$19,714,167	$—	$—	$19,714,167
Mutual Funds	152,797,818	—	—	152,797,818
Money Market Funds	33,143,923	—	—	33,143,923
Other investments measured at NAV(1)	—	—	—	247,612,824
Total investments	$205,655,908	$—	$—	$453,268,732
(1) In accordance with subtopic 820-10, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.